Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	January 31, 2025	July 31, 2024
	(unaudited)
Furniture, fixtures and equipment	$-	$209,290
Less: accumulated depreciation	-	(149,243)
Property and equipment, net	$-	$60,047

Property and equipment, net consisted of the following:

	As of July 31,
	2024	2023
Furniture, fixtures and equipment	$209,290	$204,204
Less: accumulated depreciation	(149,243)	(110,567)
Property and equipment, net	$60,047	$93,637